Investment Objectives and Goals - Treasury Instruments Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TREASURY INSTRUMENTS PORTFOLIO—DIGITAL ENABLED SHARES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.